SCHEDULE OF OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
Oil and gas properties – not subject to amortization	$ 11,008,673	$ 9,947,742	$ 5,836,232
Accumulated impairment
Oil and gas properties – not subject to amortization, net	$ 11,008,673	$ 9,947,742	$ 5,836,232